Commitments and Contingencies	9 Months Ended	12 Months Ended
	Sep. 30, 2018	Dec. 31, 2017
Commitments and Contingencies Disclosure [Abstract]
COMMITMENTS AND CONTINGENCIES

NOTE 8 – COMMITMENTS AND CONTINGENCIES

Legal matters

The Company received demands from a vendor for non-payment of research and development fees in the amount of $268,695. The Company believed that it was not liable for this amount and vigorously disputed such claim. As of September 30, 2018 and December 31, 2017, the Company reflected accounts payable and accrued expenses of $39,915 and $75,000, respectively, in connection with this claim. In April 2018, the Company entered into a settlement agreement with this vendor (See Note 7).

Prior to the Closing of the Merger, C-Bond Systems LLC received a letter from counsel to Arnold Jay Boisdrenghein/Equity Capital Holding Group, Inc. claiming that such parties were entitled to a finder’s fee in connection with the Merger of $25,000 and 1,000,000 post-Merger shares of common stock of the Company. On August 20, 2018, pursuant to a settlement and release agreement, the Company issued 500,000 shares of common stock to settle this claim. These shares were valued at $200,000, or $0.40 per common share, based on contemporaneous common share sales. In connection with this settlement agreement, the Company recorded settlement expense of $200,000.

From time to time, the Company may be involved in litigation related to claims arising out of its operations in the normal course of business. As of September 30, 2018, other than discussed above, the Company is not involved in any pending or threatened legal proceedings that it believes could reasonably be expected to have a material adverse effect on its financial condition, results of operations, or cash flows.

Employment agreements

On August 10, 2013 the Company entered into an employment agreement with the Company’s former chief executive officer. Pursuant to this employment agreement, he was to receive cash salary and a 5% commission on equity capital raised for the Company. He also obtained an option to elect to convert all or any part of his future unpaid compensation and benefits into shares of the Company. The conversion price per share (the “Exercise Price”) was equal to $0.031 per share. The Company determined that the commitment date of the option was August 10, 2013, the date of the employment agreement but no expense was recognized until the contingency of exercise and determination of quantity of options is resolved. Accordingly, in 2013, this option was valued on the commitment date using a Black-Scholes option pricing model with the following assumptions; risk-free interest rate of 1.46%, expected dividend yield of 0%, expected option term of 5.75 years, and an expected volatility of 79% based on comparable volatility. The commitment date per unit fair value amounted to $0.021 per share. On January 2, 2018, the former chief executive officer converted his unpaid compensation into 12,694,893 common shares of the Company (see Note 7).

On October 18, 2017, the Company entered into an employment agreement with Mr. Scott Silverman, pursuant to which he serves as the Chief Executive Officer of the Company for an initial term of three years that extends for successive one-year renewal terms unless either party gives 30-days’ advance notice of non-renewal. As consideration for these services, the employment agreement provides Mr. Silverman with the following compensation and benefits:

●	An annual base salary of $300,000, with a 10% increase on each anniversary date contingent upon achieving certain performance objectives as set by the Board. Until the Company raises $1,000,000 in debt or equity financing after entering into this agreement, Mr. Silverman will receive ½ of the base salary on a monthly basis with the other ½ being deferred. Upon the financing being raised, Mr. Silverman will receive the deferred portion of his compensation and his base salary will be paid in full moving forward.

●	When the first $500,000 of equity investments is raised by the Company, after entering into this employment agreement, Mr. Silverman will receive a capital raise success bonus of 5% of all equity capital raised from investors/lenders introduced by him to the Company.

●	Annual cash performance bonus opportunity as determined by the Board.

●	An option to acquire 3,000,000 common shares of the Company, with a strike price of $0.31 per unit. These options will vest pro rata on a monthly basis for the term of the employment agreement. On each anniversary, Mr. Silverman will be eligible to be granted a minimum of 500,000 stock options of the Company at a strike price of $0.85 per common unit contingent upon the achievement of certain performance objectives.

●	Certain other employee benefits and perquisites, including reimbursement of necessary and reasonable travel and participation in retirement and welfare benefits.

The April 25, 2018 financing received of $1,240,000 triggered the right of the employee to receive the deferred salary and the 5% bonus provision disclosed above.

Mr. Silverman’s employment agreement provides that, in the event that his employment is terminated by the Company without “cause” (as defined in his employment agreement), or if Mr. Silverman resigned for “good reasons” (as defined in his new employment agreement), subject to a complete release of claims, he will be entitled to (i) retain all stock options previously granted; and (ii) receive any benefits then owed or accrued along with one year of base salary and any unreimbursed expenses incurred by him. All amounts shall be paid on the termination date. In the event that Mr. Silverman’s employment is terminated by the Company for “cause” (as defined in his employment agreement), or if Mr. Silverman resigned without “good reasons” (as defined in his employment agreement), subject to a complete release of claims, he will be entitled to receive any unpaid base salary and benefits then owed or accrued and any unreimbursed expenses incurred by him. Additionally, if a change of control (as defined in his employment agreement) occurs during the term of this agreement, all unvested stock options will vest in full and if the valuation of the Company in the change of control transaction is greater than $0.85 per common share, then Mr. Silverman shall be paid a bonus equal to two times his minimum base salary and minimum target bonus. Pursuant to the employment agreement, Mr. Silverman will be subject to a confidentiality covenant, a two-year post-termination non-competition covenant and a two-year post-termination non-solicitation covenant.

On October 12, 2015, the Company entered into an employment agreement with Mr. Vincent Pugliese, which was amended on February 11, 2016 and December 20, 2016. Pursuant to this amended employment agreement, he serves as the Chief Operating Officer of the Company for an initial term until December 20, 2018. Upon consummation of the Merger, he also assumed the title of President and interim Chief Financial Officer of the Company.  Either party may terminate the employment by giving 30-days’ advance notice of termination. As consideration for these services, the employment agreement provides Mr. Pugliese with the following compensation and benefits:

●	An annual base salary of $180,000.

●	Annual cash performance bonus opportunity as determined by the Board.

●	Certain other employee benefits and perquisites, including reimbursement of necessary and reasonable travel.

In the event of a change of control (as defined in his employment agreement), and within one year thereafter termination of employment for good “cause” (as defined in his employment agreement), by the Company or for “good reason” (as defined in his employment agreement) by Mr. Pugliese, Mr. Pugliese will be entitled to receive, subject to a complete release of all claims, a lump sum payment equal to his current annual base salary within 30 days after termination date. Further, in the event Mr. Pugliese’s employment is terminated by the Company for a reason other than for cause then the Company shall continue to pay his regular base salary for one year following the termination date. Pursuant to the employment agreement, Mr. Pugliese will be subject to a confidentiality covenant, a two-year post-termination non-competition covenant and a two-year post-termination non-solicitation covenant.

On August 15, 2018 (the “Effective Date”), the Company entered into an employment agreement with its vice president of sale and distribution. The term of this agreement shall begin as of the Effective Date and shall end on the time of the termination of this employee’s employment. Pursuant to this employment agreement, this employee shall receive a 5% commission on sales generated by the employee of the Company’s products. Additionally, the Company agreed to grant a restricted stock award of 500,000 common shares of the Company which will vest on the first anniversary date of the employment agreement. If the employee’s employment is terminated without cause or for good reason (both as defined in the employment agreement), or a change of control event (as defined in the employment agreement) occurs, these shares will immediately vest. For any other termination of employment, unvested restricted stock shall immediately terminate. These shares were valued on the date of grant at $200,000, or $0.40 per common share, based on contemporaneous common share sales. These shares vest on August 15, 2019. In connection with these shares, the Company shall record stock-based compensation over the one-year vesting period. For the nine months ended September 30, 2018, the Company recorded stock-based compensation expense of $25,000 related to these shares. Total unrecognized compensation expense related to these unvested common shares at September 30, 2018 amounted to $175,000 which will be amortized over the remaining vesting period.

Licensing agreement

Pursuant to an agreement dated April 8, 2016, between the Company and Rice University, Rice University has granted a non-exclusive license to the Company, in nanotube-based surface treatment for strengthening glass and related materials under Rice’s intellectual property rights, to use, make, distribute, offer and sell the licensed products specified in the agreement. In consideration for which, the Company had to pay a one-time non-refundable license fee of $10,000 and royalty payments of 5% of net sales of the licensed products during the term of the agreement and a sell-off period of 180 days from termination, In addition, the Company is required to pay for the maintenance of the patents, This agreement will continue until the expiration of the last to expire of the licensed property rights, unless terminated earlier in accordance with the terms of the agreement. There have been no royalty payments paid or due through September 30, 2018.

Anti-dilution rights related to C-Bond Systems, LLC

Prior to the Merger, C-Bond Systems, LLC entered into certain contracts, described below, which provided certain anti-dilution protection to the counterparties to those contracts.  The Company believes that these contracts do not apply to any future issuances of equity by C-Bond Systems, Inc.

In 2013, pursuant to a subscription agreement, the Company’s subsidiary. C-Bond Systems, LLC issued 2,425,300 common shares. To the extent that during the term of the agreement C-Bond Systems, LLC issues any “down-round” or subsequent investments based upon an enterprise value of less than $2,000,000 (“Dilutive Transaction”) (other than an issuance pursuant to an option agreement with an employee or otherwise to compensate an employee, or incident to an acquisition of assets by C-Bond Systems, LLC in which common units were issued to the seller of such assets) contemporaneously with the Dilutive Transaction, the contract obligated C-Bond Systems, LLC to issue the investor additional common units in C-Bond Systems, LLC in an amount which would provide them with the ownership percentage interest which they would have held in C-Bond Systems, LLC represented by the common units purchased by them on this date.

In 2015, pursuant to a subscription agreement, C-Bond Systems, LLC issued 3,880,480 common shares to an entity at $0.77 per common share. This agreement entitled the subscriber to anti-dilution protection to the extent that C-Bond Systems, LLC issued any equity in a “down-round” based upon a value of less than $0.77 per common unit of C-Bond Systems, LLC (other than an issuance pursuant to an option agreement with an employee or consultant or otherwise to compensate an employee or consultant, or incident to an acquisition of assets by C-Bond Systems, LLC in which common units are issued to the seller of such assets (“Dilutive Transaction”). Contemporaneously with the Dilutive Transaction the contract obligated C-Bond Systems, LLC to issue the Subscriber additional common units in C-Bond Systems, LLC in an amount which would provide the investor with the ownership percentage interest in C-Bond Systems, LLC on a fully diluted basis which Subscriber held immediately prior to the Dilutive Transaction.

In 2016, pursuant to a subscription agreement, C-Bond Systems, LLC issued 1,175,902 common shares to an entity at $0.85 per common share. This agreement entitled this investor to customary broad-based weighted average anti-dilution protection to the extent that after the date of this subscription agreement C-Bond Systems, LLC issued any equity in a “down round” based upon a value of less than $0.85 per common share, including the issuance of options with an exercise price per share of less than $0.85 to compensate employees or consultants (“Dilutive Transaction”), subject to exclusions for issuances of common shares or options in connection with strategic partnerships, equity kickers to lenders or vendors, mergers or acquisitions. The agreement obligated C-Bond Systems, LLC to give to this investor written notice (an “Issuance Notice”) of any proposed issuance by C-Bond Systems, LLC of any C-Bond Systems, LLC common units, or other form of equity interest (excluding issuances of C-Bond Systems, LLC options or other equity to compensate employees or consultants and the issuance of shares in connection with strategic partnerships, equity kickers to lenders or vendors, mergers or acquisitions) at least ten business days prior to the proposed issuance date. This contract entitled the investor to purchase their pro rata portion of such shares or other equity interest of C-Bond Systems, LLC at the price and on the other terms and conditions specified in the issuance notice.

NOTE 8 – COMMITMENTS AND CONTINGENCIES

Leases

The Company leases its facilities under non-cancelable operating leases through November 2018. Rent expense for operating leases was $73,986 and $65,962 for the years ended December 31, 2017 and 2016, respectively. Future minimum lease payments under non-cancelable operating leases at December 31, 2017 are as follows:

Years ending December 31,	Amount
2018	$45,195
Total minimum non-cancelable operating lease payments	$45,195

Legal matters

The Company received demands from a vendor for non-payment of research and development fees in the amount of $268,695. The Company believes that it is not liable for this amount and will vigorously dispute such claim. As of December 31, 2017, the Company recorded additional research and development expenses and accrued expenses of $75,000 in connection with this claim. In April 2018, the Company entered into a settlement agreement with this vendor (See Note 10).

From time to time, the Company may be involved in litigation related to claims arising out of its operations in the normal course of business. As of December 31, 2017, other than discussed above, the Company is not involved in any pending or threatened legal proceedings that it believes could reasonably be expected to have a material adverse effect on its financial condition, results of operations, or cash flows.

Employment agreements

On August 10, 2013 the Company entered into an employment agreement with the Company’s former chief executive officer. Pursuant to this employment agreement, he is to receive cash salary and a 5% commission on equity capital raised for the Company. He also obtained an option to elect to convert all or any part of his future unpaid compensation and benefits into shares of the Company. The conversion price per share (the “Exercise Price”) shall be equal to $0.03 per share. The Company determined that the commitment date of the option is August 10, 2013, the date of the employment agreement but no expense shall not be recognized until the contingency of exercise and determination of quantity of options is resolved. Accordingly, this option was valued on the commitment date using a Black-Scholes option pricing model with the following assumptions; risk-free interest rate of 1.46%, expected dividend yield of 0%, expected option term of 5.75 years, and an expected volatility of 79% based on comparable volatility. The commitment date per share fair value amounted to $0.021 per share. On January 2, 2018, the former chief executive officer converted his unpaid compensation into 12,694,893 common shares (see Note 10).

On October 18, 2017, the Company entered into an employment agreement with Mr. Scott Silverman, pursuant to which he serves as the Chief Executive Officer of the Company for an initial term of three years that extends for successive one-year renewal terms unless either party gives 30-days’ advance notice of non-renewal. As consideration for these services, the employment agreement provides Mr. Silverman with the following compensation and benefits:

●	An annual base salary of $300,000, with a 10% increase on each anniversary date contingent upon achieving certain performance objectives as set by the Board. Until the Company raises $1,000,000 in debt or equity financing after entering into this agreement, Mr. Silverman will receive ½ of the base salary on a monthly basis with the other ½ being deferred. Upon the financing being raised, Mr. Silverman will receive the deferred portion of his compensation and his base salary will be paid in full moving forward.
●	When the first $500,000 of equity investments is raised by the Company, after entering into this employment agreement, Mr. Silverman will receive a capital raise success bonus of 5% of all equity capital raised from investors/lenders introduced by him to the Company.
●	Annual cash performance bonus opportunity as determined by the Board.
●	An option to acquire 3,000,000 common shares of the Company, with a strike price of $0.31 per share. These options will vest pro rata on a monthly basis for the term of the employment agreement. On each anniversary, Mr. Silverman will be eligible to be granted a minimum of 500,000 stock options of the Company at a strike price of $0.85 per common shares contingent upon the achievement of certain performance objectives.
●	Certain other employee benefits and perquisites, including reimbursement of necessary and reasonable travel and participation in retirement and welfare benefits.

Mr. Silverman’s employment agreement provides that, in the event that his employment is terminated by the Company without “cause” (as defined in his new employment agreement), or if Mr. Silverman resigned for “good reasons” (as defined in his new employment agreement), subject to a complete release of claims, he will be entitled to (i) retain all stock options previously granted; and (ii) receive any benefits then owed or accrued along with one year of base salary and any unreimbursed expenses incurred by him. All amounts shall be paid on the termination date. In the event that Mr. Silverman’s employment is terminated by the Company for “cause” (as defined in his employment agreement), or if Mr. Silverman resigned without “good reasons” (as defined in his new employment agreement), subject to a complete release of claims, he will be entitled to receive any unpaid base salary and benefits then owed or accrued and any unreimbursed expenses incurred by him. Additionally, if a change of control (as defined in his employment agreement) occurs during the term of this agreement, all unvested stock options will vest in full and if the valuation of the Company in the change of control transaction is greater than $0.85 per common shares, then Mr. Silverman shall be paid a bonus equal to two times his minimum base salary and minimum target bonus. Pursuant to the employment agreement, Mr. Silverman will be subject to a confidentiality covenant, a two-year post-termination non-competition covenant and a two-year post-termination non-solicitation covenant.

On October 12, 2015, the Company entered into an employment agreement with Mr. Vincent Pugliese, which was amended on February 11, 2016 and December 20, 2016. Pursuant to this amended employment agreement, he serves as the Chief Operating Officer of the Company for an initial term until December 20, 2018. He will also assume the title of President and interim Chief Financial Officer. Either party may terminate the employment by giving 30-days’ advance notice of termination. As consideration for these services, the employment agreement provides Mr. Pugliese with the following compensation and benefits:

●	An annual base salary of $180,000.
●	Annual cash performance bonus opportunity as determined by the Board.
●	Certain other employee benefits and perquisites, including reimbursement of necessary and reasonable travel.

In the event of a change of control (as defined in his employment agreement), and within one year thereafter termination of employment for good “cause” (as defined in his employment agreement), by the Company or for “good reason” (as defined in his employment agreement) by Mr. Pugliese, Mr. Pugliese will be entitled to receive, subject to a complete release of all claims, a lump sum payment equal to his current annual base salary within 30 days after termination date. Further, in the event Mr. Pugliese’s employment is terminated by the Company for a reason other than for cause then the Company shall continue to pay his regular base salary for one year following the termination date. Pursuant to the employment agreement, Mr. Pugliese will be subject to a confidentiality covenant, a two-year post-termination non-competition covenant and a two-year post-termination non-solicitation covenant.

Licensing agreement

Pursuant to an agreement dated April 8, 2016, between the Company and Rice University, Rice University has granted a non-exclusive license to the Company, in nanotube-based surface treatment for strengthening glass and related materials under Rice’s intellectual property rights, to use, make, distribute, offer and sell the licensed products specified in the agreement. In consideration for which, the Company had to pay a one-time non-refundable license fee of $10,000 and royalty payments of 5% of net sales of the licensed products during the term of the agreement and a sell-off period of 180 days from termination, In addition, the Company is required to pay for the maintenance of the patents, This agreement will continue until the expiration of the last to expire of the licensed property rights, unless terminated earlier in accordance with the terms of the agreement. There have been no royalty payments paid or due through December 31, 2017.